Contents of Significant Accounts - Summary of Disaggregation of Revenue by Operating Segments (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 176,820,914	$ 148,201,641	$ 151,252,571
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,492,036	147,057,035	146,475,989
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,328,878	1,144,606	4,776,582
Wafer fabrication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,810,702	148,123,306	151,023,932
Wafer fabrication [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,481,824	146,978,700	146,247,350
Wafer fabrication [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,328,878	1,144,606	4,776,582
New business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,893	78,335	247,929
New business [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,893	78,335	247,929
Sub total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,825,595	148,201,641	151,271,861
Sub total [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174,496,717	147,057,035	146,495,279
Sub total [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,328,878	$ 1,144,606	4,776,582
Adjustments And Eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(4,681)		(19,290)
Adjustments And Eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ (4,681)		$ (19,290)